Cover	Nov. 15, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2021
Entity File Number	000-51815
Entity Registrant Name	LOGIQ, INC.
Entity Central Index Key	0001335112
Entity Tax Identification Number	46-5057897
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	85 Broad Street
Entity Address, Address Line Two	16-079
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	808
Local Phone Number	829-1057
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false